THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED APRIL 1, 2014, TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013, AS AMENDED

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON DISCIPLINED EQUITY FUND’S SUMMARY

PROSPECTUS ON PAGE 24 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Peter Sorrentino, CFA, Senior Vice President of the Advisor, and Robert G. “Chip” Hendon II, Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Sorrentino has served as the Fund’s Portfolio Manager since 2012 and Mr. Hendon has served as the Fund’s Portfolio Manager since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON DIVIDEND CAPTURE FUND’S SUMMARY

PROSPECTUS ON PAGE 28 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Investment Research of the Advisor, and Peter Sorrentino, CFA, Senior Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Mentzer has served as Portfolio Manager of the Fund since 2001 and Mr. Sorrentino has served as Portfolio Manager of the Fund since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON GLOBAL SELECT MARKETS FUND’S SUMMARY

PROSPECTUS ON PAGE 35 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul W. Attwood, CFA, Senior Vice President of the Advisor, and Martina Cheung, CFA, CMT, Senior Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Attwood has served as the Fund’s Portfolio Manager since 2009 and Ms. Cheung has served as the Fund’s Portfolio Manager since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON INTERNATIONAL EQUITY FUND’S SUMMARY

PROSPECTUS ON PAGE 47 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul W. Attwood, CFA, Senior Vice President of the Advisor, and Martina Cheung, CFA, CMT, Senior Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Attwood has served as the Fund’s Portfolio Manager since 2012 and Ms. Cheung has served as the Fund’s Portfolio Manager since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON REAL STRATEGIES FUND’S SUMMARY

PROSPECTUS ON PAGE 58 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Peter Sorrentino, CFA, Senior Vice President of the Advisor, and Robert G. “Chip” Hendon II, Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Sorrentino has served as the Fund’s Portfolio Manager since its inception in 2007 and Mr. Hendon has served as the Fund’s Portfolio Manager since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON SITUS FUND’S SUMMARY

PROSPECTUS ON PAGE 68 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph “Randy” Bateman, CFA, Chief Investment Officer of the Advisor, and Kirk Mentzer, Senior Vice President and Director of Investment Research of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Bateman has served as the Fund’s Portfolio Manager since 2002 and Mr. Mentzer has served as the Fund’s Portfolio Manager since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON MORTGAGE SECURITIES FUND’S SUMMARY

PROSPECTUS ON PAGE 82 WITH THE FOLLOWING:

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty, Senior Vice President of the Advisor, has served as the Fund’s Portfolio Manager since 1999.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON BALANCED ALLOCATION FUND’S SUMMARY

PROSPECTUS ON PAGE 96 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph “Randy” Bateman, CFA, Chief Investment Officer of the Advisor, and Robert G. “Chip” Hendon II, Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Bateman has served as the Fund’s Portfolio Manager since 2013 and Mr. Hendon has served as the Fund’s Portfolio Manager since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON CONSERVATIVE ALLOCATION FUND’S SUMMARY

PROSPECTUS ON PAGE 102 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph “Randy” Bateman, CFA, Chief Investment Officer of the Advisor, and Robert G. “Chip” Hendon II, Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Bateman has served as the Fund’s Portfolio Manager since 2013 and Mr. Hendon has served as the Fund’s Portfolio Manager since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON GROWTH ALLOCATION FUND’S SUMMARY

PROSPECTUS ON PAGE 108 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph “Randy” Bateman, CFA, Chief Investment Officer of the Advisor, and Robert G. “Chip” Hendon II, Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Bateman has served as the Fund’s Portfolio Manager since 2013 and Mr. Hendon has served as the Fund’s Portfolio Manager since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR” IN THE HUNTINGTON VA FUNDS PROSPECTUS

ON PAGES 219 THROUGH 221 WITH THE FOLLOWING:

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (“the Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2013, the Advisor had assets under management of $3.8 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2013, Huntington National Bank had assets of over $59 billion.

The Advisor has designated the following as Portfolio Managers for the Funds. Included is their business experience for the last five years.

Peter Sorrentino, CFA, and Robert G. “Chip” Hendon II are primarily responsible for the day-to-day management of the Disciplined Equity Fund and Real Strategies Fund.

Kirk Mentzer and Peter Sorrentino, CFA, are primarily responsible for the day-to-day management of the Dividend Capture Fund.

Paul Attwood, CFA, and Martina Cheung, CFA, CMT, are primarily responsible for the day-to-day management of the Global Select Markets Fund and International Equity Fund.

B. Randolph “Randy” Bateman, CFA, and Kirk Mentzer are primarily responsible for the day-to-day management of the Situs Fund.

Kirk Mentzer is primarily responsible for the day-to-day management of the Fixed Income Securities Fund.

William G. Doughty is primarily responsible for the day-to-day management of the Intermediate Government Income Fund, Mortgage Securities Fund and Short/Intermediate Fixed Income Securities Fund.

Kathy Stylarek is primarily responsible for the day-to-day management of the Ohio Tax-Free Fund.

B. Randolph “Randy” Bateman, CFA, and Robert G. “Chip” Hendon II are primarily responsible for the day-to-day management of the Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund.

Paul W. Attwood is primarily responsible for the day-to-day management of the Global Select Markets Fund and International Equity Fund. Mr. Attwood has served as the Portfolio Manager of the Global Select Markets Fund since the Fund’s inception and has served as the Portfolio Manager of the International Equity Fund since 2012. He joined Huntington in 2002 and is a Senior Vice President of the Advisor. Prior to joining the Advisor, Mr. Attwood was a Senior Research Analyst and Portfolio Manager with Haberer Investment Advisor, a division of Huntington Private Financial Group. He has over 15 years of experience in the financial services industry. Mr. Attwood holds a Chartered Financial Analyst designation. He received his bachelor’s degree from the University of Cincinnati.

B. Randolph “Randy” Bateman is primarily responsible for the day-to-day management of the Situs Fund, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund. Mr. Bateman has served as the Portfolio Manager of the Situs Fund since 2002 and has served as the Portfolio Manager of the Asset Allocation Funds since 2013. He is Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Martina Cheung is primarily responsible for the day-to-day management of the Global Select Markets Fund and International Equity Fund. Ms. Cheung has served as the Portfolio Manager of the Global Select Markets Fund and International Equity Fund since 2014. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst and is currently a Senior Vice President and portfolio manager. Ms. Cheung holds a Chartered Financial Analyst designation and a Chartered Market Technician designation. She received her Bachelor’s degree in Finance and Management Information Systems from The Ohio State University and received her Master’s of Business Administration from Capital University.

William G. Doughty is primarily responsible for the day-to-day management of the Intermediate Government Income Fund, Mortgage Securities Fund and Short/Intermediate Fixed Income Securities Fund. Mr. Doughty has served as Portfolio Manager of the Intermediation Government Income Fund, Mortgage Securities Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He joined The Huntington National Bank in 1961 and serves as Senior Vice President. He is a member of The Huntington National Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Robert G. “Chip” Hendon II is primarily responsible for the day-to-day management of the Disciplined Equity Fund, Real Strategies Fund, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund. Mr. Hendon has served as Portfolio Manager of the Disciplined Equity Fund, Real Strategies Fund, and Asset Allocation Funds since 2014. Mr. Hendon joined The Huntington National Bank in 2002 and serves as Vice President. He received his [] degree from [].

Kirk Mentzer is primarily responsible for the day-to-day management of the Dividend Capture Fund, Situs Fund and Fixed Income Securities Fund. Mr. Mentzer has served as Portfolio Manager of the Dividend Capture Fund since 2001 and as Portfolio Manager of the Fixed Income Securities Fund since 2000. He has served as Portfolio Manager of the Situs Fund since 2014. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Peter Sorrentino is primarily responsible for the day-to-day management of the Dividend Capture Fund, Disciplined Equity Fund, and Real Strategies Fund. Mr. Sorrentino has served as the Portfolio Manager of the Real Strategies Fund since the Fund’s inception. He has served as Portfolio Manager of the Disciplined Equity Fund since 2012 and as Portfolio Manager of the Dividend Capture Fund since 2014. Mr. Sorrentino joined Huntington National Bank in October of 2006 as a Senior Portfolio Manager and is Senior Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

Kathy Stylarek is primarily responsible for the day-to-day management of the Ohio Tax-Free Fund. She has served as the Portfolio Manager of the Ohio Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

THE HUNTINGTON VA FUNDS

BALANCED FUND

HUNTINGTON VA BALANCED FUND

EQUITY FUNDS

HUNTINGTON VA DIVIDEND CAPTURE FUND

HUNTINGTON VA GROWTH FUND

HUNTINGTON VA INCOME EQUITY FUND

HUNTINGTON VA INTERNATIONAL EQUITY FUND

HUNTINGTON VA MID CORP AMERICA FUND

HUNTINGTON VA REAL STRATEGIES FUND

HUNTINGTON VA ROTATING MARKETS FUND

HUNTINGTON VA SITUS FUND

INCOME FUND

HUNTINGTON VA MORTGAGE SECURITIES FUND

SUPPLEMENT DATED APRIL 1, 2014, TO THE HUNTINGTON VA FUNDS’

PROSPECTUS DATED APRIL 30, 2013, AS AMENDED

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON VA BALANCED FUND’S SUMMARY

PROSPECTUS ON PAGE 7 WITH THE FOLLOWING:

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph “Randy” Bateman, CFA, Chief Investment Officer of the Advisor, has served as the Fund’s portfolio manager since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON VA DIVIDEND CAPTURE FUND’S SUMMARY

PROSPECTUS ON PAGE 11 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Investment Research of the Advisor, and Peter Sorrentino, CFA, Senior Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Mentzer has served as the Portfolio Manager of the Fund since 2001 and Mr. Sorrentino has served as the Portfolio Manager of the Fund since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON VA GROWTH FUND’S SUMMARY

PROSPECTUS ON PAGE 14 WITH THE FOLLOWING:

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph “Randy” Bateman, CFA, Chief Investment Officer of the Advisor, has served as Portfolio Manager of the Fund since 2014.

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EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON VA INCOME EQUITY FUND’S SUMMARY

PROSPECTUS ON PAGE 18 WITH THE FOLLOWING:

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Investment Research of the Advisor, has served as Portfolio Manager of the Fund since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON VA INTERNATIONAL EQUITY FUND’S SUMMARY

PROSPECTUS ON PAGE 22 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul W. Attwood, CFA, Senior Vice President of the Advisor, and Martina Cheung, CFA, CMT, Senior Vice President of the Advisor, are responsible for the day-to-day management of the Fund. Mr. Attwood has served as the Fund’s Portfolio Manager since 2012 and Ms. Cheung has served as the Fund’s Portfolio Manager since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON VA MID CORP AMERICA FUND’S SUMMARY

PROSPECTUS ON PAGE 26 WITH THE FOLLOWING:

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph (“Randy”) Bateman, CFA, Chief Investment Officer of the Advisor, has served as Portfolio Manager of the Fund since 2013.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON VA ROTATING MARKETS FUND’S SUMMARY

PROSPECTUS ON PAGE 36 WITH THE FOLLOWING:

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Martina Cheung, CFA, CMT, Senior Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON VA SITUS FUND’S SUMMARY

PROSPECTUS ON PAGE 40 WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph (“Randy”) Bateman, CFA, Chief Investment Officer of the Advisor, and Kirk Mentzer, Senior Vice President and Director of Investment Research of

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the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Bateman has served as Portfolio Manager of the Fund since 2004 and Mr. Mentzer has served as Portfolio Manager of the Fund since 2014.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE

HUNTINGTON VA MORTGAGE SECURITIES FUND’S SUMMARY

PROSPECTUS ON PAGE 45 WITH THE FOLLOWING:

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty, Senior Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2004.

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED

“INVESTMENT ADVISOR” IN THE HUNTINGTON VA FUNDS PROSPECTUS

ON PAGES 102 THROUGH 104 WITH THE FOLLOWING:

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (the “Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to The Huntington Funds. As of December 31, 2013, the Advisor had assets under management of $3.8 billion. The Advisor (and its predecessor) has served as an investment advisor to mutual funds since 1987.

The Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”), a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2013, The Huntington National Bank had assets of $59 billion.

The Advisor has designated the following Portfolio Managers for the Funds. Included is their business experience for the last five years.

B. Randolph “Randy” Bateman, CFA, and Kirk Mentzer are primarily responsible for the day-to-day management of the VA Situs Fund.

Kirk Mentzer and Peter Sorrentino, CFA, are primarily responsible for the day-to-day management of the VA Dividend Capture Fund.

Paul Attwood, CFA, and Martina Cheung, CFA, CMT, are primarily responsible for the day-to-day management of the VA International Equity Fund.

B. Randolph “Randy” Bateman is primarily responsible for the day-to-day management of the VA Balanced Fund, VA Growth Fund, VA Mid Corp America Fund and VA Situs Fund. Mr. Bateman has served as the Portfolio Manager of the VA Situs Fund since 2004 and has served as the Portfolio Manager of the VA Mid Corp America Fund since 2013. He has served as the Portfolio Manager of the VA Balanced Fund and VA Growth Fund since 2014. He is Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Kirk Mentzer is primarily responsible for the day-to-day management of the VA Dividend Capture Fund, VA Situs Fund and VA Income Equity Fund. Mr. Mentzer has served as Portfolio Manager of the VA Dividend

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Capture Fund since 2001. He has served as Portfolio Manager of the VA Income Equity Fund and VA Situs Fund since 2014. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Peter Sorrentino is primarily responsible for the day-to-day management of the VA Dividend Capture Fund and VA Real Strategies Fund. Mr. Sorrentino has served as the Portfolio Manager of the VA Real Strategies Fund since the Fund’s inception. He has served as Portfolio Manager of the VA Dividend Capture Fund since 2014. Mr. Sorrentino joined Huntington Bank in October of 2006 as a Senior Portfolio Manager and is Senior Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

Paul W. Attwood is primarily responsible for the day-to-day management of the VA International Equity Fund. Mr. Attwood has served as the Portfolio Manager of the VA International Equity Fund since 2012. He joined Huntington in 2002 and is a Senior Vice President of the Advisor. Prior to joining the Advisor, Mr. Attwood was a Senior Research Analyst and Portfolio Manager with Haberer Investment Advisor, a division of Huntington Private Financial Group. He has over 15 years of experience in the financial services industry. Mr. Attwood received his bachelor’s degree from the University of Cincinnati. He holds a Chartered Financial Analyst designation.

Martina Cheung is primarily responsible for the day-to-day management of the VA International Equity Fund and the VA Rotating Markets Fund. Ms. Cheung has served as the Portfolio Manager of the VA International Equity Fund and VA Rotating Markets Fund since 2014. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst and is currently a Senior Vice President and portfolio manager. Ms. Cheung holds a Chartered Financial Analyst designation and a Chartered Market Technician designation. She received her Bachelor’s degree in Finance and Management Information Systems from The Ohio State University and received her Master’s of Business Administration from Capital University.

William G. Doughty is primarily responsible for the day-to-day management of the VA Mortgage Securities Fund. Mr. Doughty has served as Portfolio Manager of the VA Mortgage Securities Fund since 2004. He joined The Huntington National Bank in 1961 and serves as Senior Vice President. He is a member of The Huntington National Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

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